Significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2021
Significant accounting policies
Schedule of property and equipment

Motor vehicles	5 years
Furniture, fixtures and other equipment	3~5 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Schedule of estimated useful lives of intangible assets

Student relationships	1~15 years
Favorable lease	20 years
Others	3 years